UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
                L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

Jonathan Wellum   Burlington, Ontario, Canada	 February 14, 2007
Signature         City, State		         Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
	   28-5110 	     Third Avenue Management LLC
	   28-04003	     Ariel Capital Management, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	109

Form 13F Information Table Value Total: 	$3,167,351
        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

13F - INFORMATION TABLE as at December 31, 2006
                                                                        VOTING AUTHORITY
NAME OF  TITLE   CUSIP   Value   SHRS     SH/     PUT/  INVSTMT  OTHER    SOLE    SHRD    NONE
        OF CLASS NUMBER  (x$1000 OR PRN   PRN     CALL  DSCRETN  MNGERS

4 KIDS ECOM     35086510   6,639 364,375     SH           SOLE           364,375
ABN AMROSPONSORE00093710   2,099  65,500     SH           SOLE            65,500
ACE LTD ORD     KYG0070K   5,708  94,240     SH           SOLE            94,240
AFLAC INCOM     00105510   9,156 199,035     SH           SOLE           199,035
ALBANY ICL A    01234810   9,218 280,100     SH           SOLE           280,100
AMERICANCOM     02581610   4,988  82,217     SH           SOLE            82,217
AMERICANCOM     02687410  18,402 256,796     SH           SOLE           256,796
AMVESCAPSPONSORE03235E10     423  18,000     SH           SOLE            18,000
APPLIED COM     03822210   9,711 526,325     SH           SOLE           526,325
AUTODESKCOM     05276910   1,071  26,470     SH           SOLE            26,470
AVID TECCOM     05367P10     891  23,920     SH           SOLE            23,920
AXA     SPONSORE05453610   1,472  36,500     SH           SOLE            36,500
BANK OF COM     06050510  98,2711,840,62     SH           SOLE          1,840,626
BARRICK COM     06790110   4,501 146,393     SH           SOLE           146,393
BAUSCH &COM     07170710   7,489 143,845     SH           SOLE           143,845
BERKSHIRCL A    08467010  38,167     347     SH           SOLE               347
BERKSHIRCL B    08467020     583     159     SH           SOLE               159
BROOKFIECL A LTD11258510 102,1092,112,55     SH           SOLE          2,112,550
CAPITAL COM     14040H10  50,285 654,579     SH           SOLE           654,579
CAPITALSCOM     14055X10   1,120  41,000     SH           SOLE            41,000
CHECKFRECOM     16281310     663  16,500     SH           SOLE            16,500
CISCO SYCOM     17275R10   1,771  64,797     SH           SOLE            64,797
CITIGROUCOM     17296710 132,1282,372,13     SH           SOLE          2,372,138
CITRIX SCOM     17737610   1,593  58,890     SH           SOLE            58,890
COGNOS ICOM     19244C10   1,645  38,701     SH           SOLE            38,701
COTT CORCOM     22163N10  13,635 952,634     SH           SOLE           952,634
COUNTRYWCOM     22237210   6,866 161,737     SH           SOLE           161,737
CREDIT SSPONSORE22540110   4,558  65,250     SH           SOLE            65,250
D R HORTCOM     23331A10 169,4386,396,29     SH           SOLE          6,396,296
DELL INCCOM     24702R10  12,112 482,745     SH           SOLE           482,745
DEUTSCHEORD     DE000514     400   3,000     SH           SOLE             3,000
DOLLAR GCOM     25666910   8,452 526,300     SH           SOLE           526,300
ENCANA CCOM     29250510   1,341  29,135     SH           SOLE            29,135
ENTERCOMCL A    29363910   9,610 341,015     SH           SOLE           341,015
FIDELITYCOM     31620M10     203   5,060     SH           SOLE             5,060
FIFTH THCOM     31677310   6,527 159,470     SH           SOLE           159,470
FIRST DACOM     31996310  30,3101,187,70     SH           SOLE          1,187,706
HSBC HLDSPON ADR40428040   5,571  60,790     SH           SOLE            60,790
ICICI BKADR     45104G10   1,085  26,000     SH           SOLE            26,000
INFOSYS SPONSORE4.57E+08   6,147 112,660     SH           SOLE           112,660
ING GROESPONSORE45683710   1,612  36,489     SH           SOLE            36,489
INTEL COCOM     45814010   4,417 218,120     SH           SOLE           218,120
JOHNSON COM     47816010  56,705 858,910     SH           SOLE           858,910
JOURNAL CL A    48113010   9,783 775,817     SH           SOLE           775,817
JP MORGACOM     46625H10  38,772 802,730     SH           SOLE           802,730
LINEAR TCOM     53567810   1,289  42,520     SH           SOLE            42,520
LOUISIANCOM     54634710   4,564 212,000     SH           SOLE           212,000
MAGNA INCL A    55922240   5,237  65,058     SH           SOLE            65,058
MANULIFECOM     56501R10 124,3733,685,52     SH           SOLE          3,685,523
MARVELL ORD     BMG5876H   1,447  75,415     SH           SOLE            75,415
MAXIM INCOM     57772K10   4,024 131,406     SH           SOLE           131,406
MEDTRONICOM     58505510   1,190  22,230     SH           SOLE            22,230
MERRILL COM     59018810  85,209 915,241     SH           SOLE           915,241
MICROSOFCOM     59491810  12,908 432,284     SH           SOLE           432,284
MORGAN SCOM NEW 61744644   8,862 108,835     SH           SOLE           108,835
NASH FINCOM     63115810   7,133 261,298     SH           SOLE           261,298
NELNET ICL A    64031N10   1,122  40,993     SH           SOLE            40,993
NIKE INCCL B    65410610  26,930 271,942     SH           SOLE           271,942
NOMURA HSPONSORE65535H20     379  20,000     SH           SOLE            20,000
NORTHERNCOM     66585910   9,819 161,804     SH           SOLE           161,804
NOVELIS COM     67000X10   4,674 167,234     SH           SOLE           167,234
O2MICRO SPONS AD67107W10   1,553 181,650     SH           SOLE           181,650
OPEN TEXCOM     68371510   4,581 223,291     SH           SOLE           223,291
OPPENHEICL A NON68379710  21,483 640,841     SH           SOLE           640,841
PALL CORCOM     69642930  15,167 438,978     SH           SOLE           438,978
PETRO-CDCOM     71644E10   4,469 109,126     SH           SOLE           109,126
PFIZER ICOM     71708110   4,231 163,376     SH           SOLE           163,376
POSCO   SPONSORE69348310   4,500  54,436     SH           SOLE            54,436
PRUDENTICOM     74432010   5,979  69,635     SH           SOLE            69,635
QUEST DICOM     74834L10  40,760 769,050     SH           SOLE           769,050
RADIAN GCOM     75023610 206,9653,839,07     SH           SOLE          3,839,079
REGIS COCOM     75893210   8,553 216,300     SH           SOLE           216,300
ROYAL BKCOM     78008710 132,8052,790,22     SH           SOLE          2,790,220
SANDISK COM     80004C10   1,768  41,090     SH           SOLE            41,090
SK TELECSPONSORE78440P10   7,463 281,826     SH           SOLE           281,826
SPRINT NCOM FON 85206110  15,477 819,300     SH           SOLE           819,300
STATE STCOM     85747710     202   3,000     SH           SOLE             3,000
STEWART COM     86037210     542  12,500     SH           SOLE            12,500
SUN LIFECOM     86679610  45,3041,071,10     SH           SOLE          1,071,100
SUNCOR ECOM     86722910 126,8841,611,86     SH           SOLE          1,611,860
SYMANTECCOM     87150310  15,155 726,837     SH           SOLE           726,837
SYSCO COCOM     87182910  52,8501,437,70     SH           SOLE          1,437,709
TALISMANCOM     87425E10   4,471 263,310     SH           SOLE           263,310
ALLSTATECOM     02000210   1,094  16,800     SH           SOLE            16,800
BANK NOVCOM     06414910  88,9011,989,68     SH           SOLE          1,989,689
DIRECTV COM     25459L10   5,736 229,980     SH           SOLE           229,980
FIRST AMCOM     31852230     427  10,500     SH           SOLE            10,500
HARTFORDCOM     41651510  22,200 237,920     SH           SOLE           237,920
HOME DEPCOM     43707610  87,0532,167,64     SH           SOLE          2,167,647
INTERPUBCOM     46069010  18,1641,484,01     SH           SOLE          1,484,011
PMI GROUCOM     69344M10 114,1122,419,17     SH           SOLE          2,419,173
PROGRESSCOM     74331510   6,909 285,260     SH           SOLE           285,260
ST JOE CCOM     79014810   1,018  19,000     SH           SOLE            19,000
THOMSON COM     88490310 162,0803,906,41     SH           SOLE          3,906,419
TJX COS COM     87254010     960  33,647     SH           SOLE            33,647
TORONTO COM NEW 89116050 446,2397,463,19     SH           SOLE          7,463,194
TIM HORTCOM     88706M10   1,338  46,310     SH           SOLE            46,310
TRANSALTCOM     89346D10   4,494 196,724     SH           SOLE           196,724
TYCO INTCOM     90212410  15,955 524,842     SH           SOLE           524,842
UBS AG  SHS NEW CH002489  12,524 206,345     SH           SOLE           206,345
VERISIGNCOM     92343E10  17,055 709,162     SH           SOLE           709,162
WAL MARTCOM     93114210  84,2391,824,53     SH           SOLE          1,824,533
WASHINGTCOM     93932210   7,737 170,077     SH           SOLE           170,077
WELLS FACOM     94974610   9,099 255,874     SH           SOLE           255,874
WESTERN COM     95810210   1,286  62,850     SH           SOLE            62,850
WESTERN COM     95980210  26,5071,182,30     SH           SOLE          1,182,306
WILLIS GSHS     BMG96655 108,4422,730,84     SH           SOLE          2,730,845
WINNEBAGCOM     97463710   3,232  98,216     SH           SOLE            98,216
YAHOO INCOM     98433210   2,583 101,125     SH           SOLE           101,125

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